Risk Framework	12 Months Ended
Dec. 31, 2017
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Risk Framework

RISK FRAMEWORK

Key elements (unaudited)

Our Risk Framework sets out how we manage and control risk. It is based on the following key elements which we describe in more detail in the next pages:

Section	Content
How we define risk	We describe each of our key risk types.
How we approach risk – our culture and principles	We describe our risk culture and explain how we make it a day-to-day reality across our business.
Our risk governance structure	We describe how we consider risk in all our business decisions as part of our organisational structure, and the responsibilities of our people and our committees.
Our internal control system	We describe our internal control system and how it helps us manage and control risk.

In 2017, we updated our Risk Framework to ensure it remains comprehensive and to improve our focus on key risk issues:

–	We introduced two new committees:
–	The Board Responsible Banking Committee, which reviews risks relating to conduct, compliance, competition, financial crime and legal matters. It also provides advice, oversight and challenge to maintain a supportive risk culture throughout the business.
–	The Incident Accountability Committee, which considers, calibrates and agrees any appropriate individual remuneration adjustments recommended by the Business Accountability Forum and presents recommendations to the Board Remuneration Committee.
–	We now include legal risk as a risk type on its own. This reflects its importance and enables us to give it a higher level of focus.
–	We transferred responsibility for reputational risk to the Chief Legal and Regulatory Officer (CLRO) from the Chief Risk Officer (CRO).
–	We merged the management of conduct and regulatory risk to take advantage of the synergies between these risk types. This is aligned to the approach used by Banco Santander.

How we define risk (unaudited)

Risk is any uncertainty about us being able to achieve our business objectives. It can be split into a set of key risk types, each of which could affect our results and our financial resources. Our risk types are:

Key risk types	Description
Credit	The risk of loss due to the default or credit quality deterioration of a customer or counterparty to which we have provided credit, or for which we have assumed a financial obligation.
Market

Trading market risk – the risk incurred as a result of changes in market factors that affect the value of positions in the trading book.

Banking market risk – the risk of loss of income or economic value due to changes to interest rates in the banking book or to changes in exchange rates, where such changes would affect our net worth through an adjustment to revenues, assets, liabilities and off-balance sheet exposures in the banking book.

Liquidity

The risk that we do not have sufficient liquid financial resources available to meet our obligations as they fall due, or we can only secure such resources at excessive cost.

It is split into three types of risk:

– Funding or structural liquidity risk – the risk that we may not have sufficient liquid assets to meet the payments required at a given time due to maturity transformation.

– Contingent liquidity risk – the risk that future events may require a larger than expected amount of liquidity, that is the risk of not having sufficient liquid assets to meet sudden and unexpected short-term obligations.

– Market liquidity risk – the risk that assets we hold to mitigate the risk of failing to meet our obligations as they fall due, which are normally liquid, become illiquid when they are needed.

Capital	The risk that we do not have an adequate amount or quality of capital to meet our internal business objectives, regulatory requirements, market expectations and dividend payments, including AT1 coupons.
Pension	The risk caused by our contractual or other liabilities with respect to a pension scheme (whether established for our employees or those of a related company or otherwise). It also refers to the risk that we will need to make payments or other contributions with respect to a pension scheme due to a moral obligation or for some other reason.
Conduct and regulatory

Conduct risk – the risk that our decisions and behaviours lead to a detriment or poor outcome for our customers. It also refers to the risk that we fail to maintain high standards of market behaviour and integrity.

Regulatory risk – the risk of financial or reputational loss, or imposition or conditions on regulatory permission, as a result of failing to comply with applicable codes, regulator’s rules, guidance and regulatory expectations.

Other key risk types

Operational risk – the risk of loss due to inadequate or failed internal processes, people and systems, or external events. Our top three key operational risks are:

– Cyber risk

– Third party supplier management

– Process and change management.

Financial crime risk – the risk that we are used to further financial crime, including money laundering, sanctions evasion, terrorist financing, bribery and corruption. Failure to meet our legal and regulatory obligations could result in criminal or civil penalties against Santander UK or individuals, as well as negatively affecting our customers and the communities we serve.

Legal risk – the risk of an impact arising from legal deficiencies in contracts; failure to take appropriate measures to protect assets; failure to manage legal disputes appropriately; failure to assess or implement the requirements of a change of law; or failure to comply with law or regulation or to discharge duties or responsibilities created by law or regulation.

Model risk – the risk that the results of our models may be inaccurate, causing us to make sub-optimal decisions, or that a model may be used inappropriately.

Strategic risk – the risk of significant loss or damage arising from strategic decisions that impact the long-term interests of our key stakeholders or from an inability to adapt to external developments.

Reputational risk – the risk of damage to the way our reputation and brand are perceived by the public, clients, government, colleagues, investors or any other interested party.

Enterprise wide risk is the aggregate view of all the key risk types described above.

How we approach risk – our culture and principles (unaudited)

The complexity and importance of the financial services industry demands a strong risk culture. We have extensive systems, controls and safeguards in place to manage and control the risks we face, but it is also crucial that everyone takes personal responsibility for managing risk. Our risk culture plays a key role in our aim to be the best bank for our people, customers, shareholders and communities. It is vital that everyone in our business understands that. To achieve this, our people have a strong, shared understanding of what risk is, and what their role is in helping to control it. We express this in our Risk Culture Statement:

Risk Culture Statement

Santander UK will only take risks that it understands and will always remain prudent in identifying, assessing, managing and reporting all risks. We proactively encourage our people to take personal responsibility for doing the right thing and to challenge without fear. We ensure decisions and actions take account of the best interests of all our stakeholders and are in line with The Santander Way.

The Board reviews and approves our Risk Culture Statement every year. The CEO, CRO and other senior executives are responsible for promoting our risk culture from the top. They drive cultural change and increased accountability across the business. We reinforce our Risk Culture Statement and embed our risk culture in all our business units through our Risk Framework, Risk Certifications and other initiatives. This includes highlighting that:

–	It is everyone’s personal responsibility to play their part in managing risk
–	We must Identify, Assess, Manage and Report risk quickly and accurately
–	We make risk part of how we assess our people’s performance and how we recruit, develop and reward them
–	Our internal control system is essential to make sure we manage and control risk in line with our principles, standards, Risk Appetite and policies.

We use Risk Certifications to confirm how we manage and control risks in line with our Risk Framework and within our Risk Appetite. As an example, every year, each member of our Executive Committee confirms in writing that they have managed risk in line with the Risk Framework in the part of the business for which they are responsible. Their certification lists any exceptions and the agreed actions taken to correct them. This is a very tangible sign of the personal accountability that is such a key part of our risk culture.

Making change happen: I AM Risk – everyone’s personal responsibility for managing risk

I AM Risk continues to play a key part in our aim to be the best bank for our people, customers, shareholders and communities. Our I AM Risk approach aims to make sure our people:

–	Identify risks and opportunities
–	Assess their probability and impact
–	Manage the risks and suggest alternatives
–	Report, challenge, review, learn and ‘speak up’.

We use I AM Risk in our risk certifications, policies, frameworks and governance, and in all our risk-related communications. We also include it in mandatory training and induction courses for our staff, in our codes of conduct and in rewards and incentives. We embed the behaviours we want to encourage in key processes and documents.

I AM Risk is how we make risk management part of everyone’s life as a Santander employee, from how we recruit them and manage their performance to how we develop and reward them. It is also how we encourage people to take personal responsibility for risk, speak up and come up with ideas that help us change. To support this, our learning website includes short films, factsheets and discussion boards.

As part of I AM Risk, we include mandatory risk objectives for all our people – from our Executive Risk Control Committee to branch staff. The Santander Way Steering Committee coordinates all our culture initiatives under the sponsorship of the CEO.

In 2017, we made good progress with continuing to embed personal accountability for managing risk across the business. For all new and existing employees, we enhanced our mandatory risk training and we ensured that the updated performance management risk objectives were used across the business. In our most recent employment engagement survey, 94% of employees acknowledged their personal responsibility for risk management and 97% of employees confirmed that they are aware of how to escalate and report potential risks. This demonstrates how we are successfully embedding risk management in our culture.

LOGO

Our risk governance structure

We are committed to the highest standards of corporate governance in every part of our business. This includes risk management. For details of our governance, including the Board and its Committees, see the ‘Governance’ section of this Annual Report.

The Board delegates certain responsibilities to Board Level Committees as needed and where appropriate. Our risk governance structure strengthens our ability to identify, assess, manage and report risks, as follows:

–	Committees: A number of Board and Executive committees are responsible for specific parts of our Risk Framework
–	Roles with defined risk management responsibilities: Senior roles with specific responsibilities for risk
–	Risk organisational structure: We have ‘three lines of defence’ built into the way we run our business.

Committees

The Board Level Committee responsibilities for risk are:

Board Level Committee	Main risk responsibilities
The Board	– Has overall responsibility for business execution and for managing risk
– Reviews and approves the Risk Framework and Risk Appetite.
Board Risk Committee	– Assesses the Risk Framework and recommends it to the Board for approval
– Advises the Board on our overall Risk Appetite, tolerance and strategy
– Oversees our exposure to risk and our strategy and advises the Board on both
– Reviews the effectiveness of our risk management systems and internal controls.
Board Responsible Banking	– Responsible for culture and operational risks relating to conduct, compliance, competition, financial crime and legal matters
Committee	– Reviews reports from the CLRO on the adequacy and effectiveness of the compliance function
– Ensures that adequate and effective control processes are in place to identify and manage reputational risks
– Oversees our reputation and how this impacts our brand and market positioning.

The Executive Level Committee responsibilities for risk are:

Executive Level Committee	Main risk responsibilities
Executive Committee	– Reviews and approves business plans in line with our Risk Framework and Risk Appetite before they are sent to the Board to approve
– Receives updates on key risk issues managed by CEO-level committees and monitors the actions taken.
Executive Risk Control Committee	– Reviews Risk Appetite proposals before they are sent to the Board Risk Committee and the Board to approve
– Ensures that we comply with our Risk Framework, Risk Appetite and risk policies
– Reviews and monitors our risk exposures and approves any corrective steps we need to take.
Asset and Liability	– Reviews liquidity risk appetite proposals before they are sent to the Board to approve
Committee (ALCO)	– Ensures we measure and control structural balance sheet risks, including capital, funding and liquidity, in line with the policies, strategies and plans set by the Board
– Reviews and monitors the key asset and liability management activities of the business to ensure we keep our exposure in line with our Risk Appetite.
Pensions Committee	– Reviews pension risk appetite proposals before they are sent to the Board to approve
– Approves actuarial valuations and reviews the impact they may have on our contributions, capital and funding
– Consults with the pension scheme trustees on the scheme’s investment strategy.
Capital Committee	– Puts in place risk control processes, reporting systems and processes to make sure capital risks are managed within our Risk Framework
– Reviews capital adequacy and capital plans, including the Internal Capital Adequacy Assessment Process (ICAAP), before they are sent to the Board to approve.
Incident Accountability Committee	– Considers, calibrates, challenges and agrees any appropriate individual remuneration adjustments recommended by the Business Accountability Forums
– Presents recommendations to the Board Remuneration Committee.
Executive Credit Approval Committee	– Approves corporate and wholesale credit transactions which exceed levels delegated to lower level approval forums or individuals.
Executive Investment Approval Committee	– Approves equity type investment transactions which exceed levels delegated to lower level approval forums or individuals.

Roles with risk management responsibilities

Chief Executive Officer

The Board delegates responsibility for our business activities and managing risk on a day-to-day basis to the CEO. The main risk responsibilities of the CEO are to:

–	Propose our strategy and business plan, put them into practice and manage the risks involved
–	Ensure we have a suitable system of controls to manage risk and report to the Board on it
–	Foster a culture that promotes ethical practices and social responsibility
–	Ensure all our staff are aware of the policies and corporate values approved by the Board.

Chief Risk Officer

As the leader of the Risk Division, the CRO oversees and challenges risk activities, and ensures new lending decisions are made within our Risk Appetite. The CRO reports to the Board through the Board Risk Committee, and also reports to the CEO for operational purposes. The CRO also reports functionally to the global CRO for the Banco Santander group. The main responsibilities of the CRO are to:

–	Propose a Risk Framework to the Board (through the Board Risk Committee) that sets out how we manage the risks from our business activities within our approved Risk Appetite
–	Advise the CEO, the Board Risk Committee and Board on our Risk Appetite linked to our strategic business plan and why it is appropriate
–	Reassure the Board and our regulators that we identify, assess and measure risk and that our systems, controls and delegated authorities to manage risk are adequate and effective
–	Advise the CEO, Board Risk Committee, the Board and our regulators on how we manage key risks and escalate issues or breaches of Risk Appetite
–	Ensure that our culture promotes ethical practices and social responsibility
–	Ensure that our policies and corporate values approved by the Board are communicated so that our culture, values and ethics are aligned to our strategic objectives
–	Ensure an appropriate governance structure is in place to make effective credit decisions.

The CRO is accountable for the control and oversight of credit, market, liquidity, capital, pension, strategic, operational and model risk. The CLRO is accountable for the control and oversight of legal, conduct and regulatory, reputational and financial crime risk, and is responsible for reporting on these risks to the CRO to provide them with a holistic enterprise wide view of all risks.

Chief Legal and Regulatory Officer

The CLRO is accountable for the control and oversight of legal, conduct and regulatory, reputational and financial crime risk. The CLRO reports relevant matters to the Board Responsible Banking Committee (BRBC), the Board Risk Committee and the Board. The main responsibilities of the CLRO are to:

–	Propose a Risk Framework for legal, conduct and regulatory, reputational and financial crime risk to the Board (through the Board Risk Committee and the CRO) that sets out how we manage these risks in line with our Risk Appetite
–	Advise the CRO, CEO, the Board Risk Committee and the Board on our risk appetite for legal, conduct and regulatory, reputational and financial crime risk, linked to our strategic business plan and why it is approved
–	Reassure the CRO, the BRBC, the Board and our regulators that we identify, assess and measure legal, conduct and regulatory, reputational and financial crime risk appropriately and that our systems, controls and delegated authorities to manage risk are adequate and effective
–	Advise the CRO, CEO, the Board Risk Committee, the BRBC, the Board and our regulators on how we manage key legal, conduct and regulatory, reputational and financial crime risks and escalate any issues or breaches of our Risk Appetite
–	Ensure that our culture promotes ethical practices and social responsibility and contributes to the management of reputational risk
–	Ensure that our policies and corporate values approved by the Board are communicated so that our culture, values and ethics are aligned to our strategic objectives.
–	Provide an assessment on Legal, Conduct & Regulatory, Reputational and Financial Crime risks to the CEO, CRO, BRC, BRBC, Board and our regulators on how these risks are being managed in the Santander UK Group and escalate to the CRO, BRC and Board any issue or breach of appetite.

Chief Financial Officer

The main risk responsibilities of the CFO are to:

–	Deliver the strategy approved by the Board, in line with the authority delegated to him by the CEO
–	Manage the day-to-day operations of their business division, in line with agreed business plans, delegating appropriate authority prudently
–	Manage and control effectively in line with the relevant risk types and activity framework relevant to the CFO Division
–	Demonstrate an awareness and understanding of the main risks facing the CFO Division and how to manage the risks involved. The key risk types being:
–	Interest Rate Risk and Forex Risk in the banking book: these risks are managed within the Risk Appetite and limits approved by the Board
–	Liquidity Risk: these risks are managed within the Risk Appetite and limits approved by the Board
–	Pension Risk: oversight of the management of the Pension Scheme by the Trustee and agreement with them to manage Pension Scheme assets and liabilities to minimise volatility in IAS19 funding levels and negative impact on capital. To agree investment strategy with the Trustee to manage risk of additional cash contributions being required because of poor investment performance
–	Capital Risk: the capital position of the UK group and legal entities is managed in accordance with the Capital Risk Appetite and regulatory requirements
–	Carries out appropriate contingency planning and balances risk impact with delivery of business as usual
–	Promotes and embeds a risk awareness culture within CFO Division and actively encourages people to speak up and challenge without fear.

Chief Internal Auditor

The Chief Internal Auditor (CIA) reports to the Board through the Board Audit Committee, and also reports to the CEO for operational purposes. The CIA also reports functionally to the CIA of Banco Santander SA. The main responsibilities of the CIA are to:

–	Ensure the scope of Internal Audit covers all activities (including outsourced activities) at a legal entity level
–	Design and use an audit system that identifies key risks and evaluates controls
–	Develop an audit plan to assess existing risks that involves producing audit, assurance and monitoring reports
–	Carry out all audits, special reviews, reports and commissions that the Board Audit Committee asks for
–	Monitor business activities regularly by consulting with internal control teams and our External Auditors
–	Develop and run internal auditor training that includes regular skills assessments.

Risk organisational structure (unaudited)

We use the ‘three lines of defence’ model to manage risk. This model is widely used in the banking industry and has a clear set of principles to put in place a cohesive operating model across an organisation. It does this by separating risk management, risk control and risk assurance.

The diagram below shows the reporting lines to the Board with respect to risk:

LOGO

Internal control system (unaudited)

Our Risk Framework is an overarching view of our internal control system that helps us manage risk across the business. It sets out at a high level the principles, minimum standards, roles and responsibilities, and governance for internal control.

LOGO

Category	Description
Risk Frameworks	Set out how we should manage and control risk for: – The Santander UK group (overall framework) – Our key risk types (risk type frameworks) – Our key risk activities (risk activity frameworks).
Risk Management Responsibilities	Set out the Line 1 risk management responsibilities for Business Units and Business Support Units.
Strategic Commercial Plans	Plans produced by business area at least annually that describe the forecasted objectives, volumes and risk profile of new and existing business, within the limits defined in our Risk Appetite and policies in place.
Risk Appetite Statement

Defines the type and the level of risk that we are willing and able to take on to achieve our business plans. The policies set out what action we must (or must not) take to make sure we stay within our Risk Appetite.

Risk Control Units set overarching policies. Business and Business Support Units have operational policies, standards and procedures that put these policies into practice. We expect all our people to manage risk within their own work by complying with these policies, standards and procedures.

Delegated Authorities/Mandates	Define who can do what under the authority delegated to the CEO by the Board.
Risk Certifications

Business Units, Business Support Units or Risk Control Units set out how they have managed and/or controlled risks in line with the risk frameworks and within Risk Appetite.

They are completed at least once a year. They also explain any action taken. This process helps ensure people can be held personally accountable.

RISK APPETITE (unaudited)

How we control the risks we are prepared to take

When our Board sets our strategic objectives, it is important that we are clear about the risks we are prepared to take to achieve them. We express this through our Risk Appetite Statement, which defines the amount and kind of risk we are willing to take. Our Risk Appetite and strategy are closely linked and our strategy must be achievable within the limits set out in our Risk Appetite.

The principles of our Risk Appetite

Our Risk Appetite Statement lists ten principles that we use to set our Risk Appetite.

–	We always aim to have enough financial resources to survive severe but plausible stressed economic and business conditions, as well as a very severe stress that would consume capital
–	We should be able to predict how our income and losses might vary – that is, how volatile they are. That applies to all our risks and lines of business
–	Our earnings and dividend payments should be stable, and in line with the return we aim to achieve
–	We are an autonomous business, so we always aim to have strong capital and liquidity resources
–	The way we fund our business should be based on diverse sources and duration of funding. This helps us to avoid relying too much on wholesale markets
–	We set controls on large concentrations of risk, such as to single customers or specific industries
–	There are some key risks we take, but for which we do not actively seek any reward, such as operational, conduct and regulatory, financial crime, legal and reputational risk. We take a risk-averse approach to all such risks
–	We comply with all regulations – and aim to exceed the standards they set
–	Our pay and bonus schemes should support these principles and our risk culture
–	We always aim to earn the trust of our people, customers, shareholders and communities.

How we describe the limits in our Risk Appetite

Our Risk Appetite sets out detailed limits for different types of risk, using metrics and qualitative statements.

Metrics

We use metrics to set limits on losses, capital liquidity, and concentration. We set:

–	Limits for losses for our most important risks, including credit, market, operational and conduct risk
–	Capital limits, reflecting both the capital that regulators expect us to hold (regulatory capital) and our own internal measure (economic capital)
–	Liquidity limits according to the most plausible stress scenario for our business
–	Concentration limits, to determine the maximum concentration level that we are willing to accept.

These limits apply in normal business conditions, but also when we might be experiencing a far more difficult economic environment. A good example of this might be when the UK economy is performing much worse than we expected. We refer to conditions such as this as being under stress.

There is more on economic capital and stress scenarios later in this section.

Qualitative statements

For some risks we also use qualitative statements that describe in words the appetite we want to set. For example, in conduct risk, we use them to describe our Risk Appetite for products, sales, after-sales service, and culture. We also use them to prohibit or restrict exposure to certain sectors, types of customer and activities.

How we set our Risk Appetite, and stay within it

We control our Risk Appetite through our Risk Appetite Framework. Our Board approves and oversees our Risk Appetite Statement every year. This ensures it is consistent with our strategy and reflects the markets in which we operate. Our Executive Risk Control Committee is responsible for ensuring that our risk profile (the level of risk we are prepared to accept) is consistent with our Risk Appetite Statement. To do this they monitor our performance against our Risk Appetite, business plans and budgets each month. We also use stress testing to review how our business plan performs against our Risk Appetite Statement. This shows us if we would stay within our Risk Appetite under stress conditions. It also helps us to identify any adverse trends or inconsistencies.

We embed our Risk Appetite by setting more detailed risk limits for each business unit and key portfolio. These are set in a way so that if we stay within each detailed limit, we will stay within our overall Risk Appetite. When we use qualitative statements to describe our appetite for a risk, we link them to lower-level key risk indicators, so that we can monitor and report our performance against them.

We provide a programme of communication and training for our staff which helps ensure that Risk Appetite is well understood.

STRESS TESTING (unaudited)

Stress testing helps us understand how different events and economic conditions could affect our business plan, earnings and risk profile. This helps us plan and manage our business better.

Scenarios for stress testing

To see how we might cope with difficult conditions, we regularly develop challenging scenarios that we might face. We consult a broad range of internal stakeholders, including Board members, when we design and choose our most important scenarios. The scenarios cover a wide range of outcomes, risk factors, time horizons and market conditions. They are designed to test:

–	The impact of shocks affecting the economy as a whole or the markets we operate in
–	Key potential vulnerabilities of our business model
–	Potential impacts on specific risk types.

We describe each scenario using a narrative setting out how events might unfold, as well as a market and/or economic context. For example the key economic factors we reflect in our ICAAP scenarios include house prices, interest rates, unemployment levels and the size of the UK economy. One scenario looks at what might happen in a recession where the output of the economy shrinks by around 5%, unemployment reaches over 9%, and house prices fall by around 30% in a context of high inflation and interest rates rising rapidly. We use a comprehensive suite of stress scenarios to explore sensitivities to market risk, including those based on historic market events.

How we use stress testing

We use stress testing to estimate the effect of these scenarios on our business and financial performance, including:

–	Our business plan, and its assessment against our Risk Appetite
–	Our capital strength, through our ICAAP
–	Our liquidity position, through our Internal Liquidity Adequacy Assessment Process (ILAAP)
–	Impacts on other risk types.

We use a wide range of models, approaches and assumptions. These help us interpret the links between factors in markets and the economy, and our financial performance. For example, one model looks at how changes to key macroeconomic variables such as unemployment rates might affect the number of customers who might fall into arrears on their mortgage.

Our stress testing models are subject to a formal review, independent validation and approval process. We highlight the key weaknesses and related model assumptions in the approval process for each stress test. In some cases, we overlay expert judgement onto the results of our models. Where this is material to the outcome of the stress test, the approving governance committee reviews it.

We take a multi-layered approach to stress testing to capture risks at various levels. This ranges from sensitivity analysis of a single factor to a portfolio, to wider exercises that cover all risks across our entire business. We use stress testing outputs to design action plans that aim to mitigate damaging effects.

We also conduct reverse stress tests. These are tests in which we identify and assess scenarios that are most likely to cause our business model to fail.

Board oversight of stress testing

The Executive Risk Control Committee approves the design of the scenarios in our ICAAP. The Board Risk Committee approves the stress testing framework. The Board reviews the outputs of stress testing as part of the approval processes for the ICAAP, the ILAAP, our Risk Appetite and regulatory stress tests.

Regulatory stress tests

We take part in a number of external stress testing exercises. These can include stress tests of the UK banking system conducted by the PRA. We also contribute to stress tests of Banco Santander.

For more on capital and liquidity stress testing, see the ‘Capital risk’ and ‘Liquidity risk’ sections.

HOW RISK IS DISTRIBUTED ACROSS OUR BUSINESS (unaudited)

Economic capital

As well as assessing how much regulatory capital we are required to hold, we use an internal Economic Capital (EC) model to measure our risk.

We use EC to get a consistent measure across different risk types. EC also takes account of how concentrated our portfolios are, and how much diversification there is between our various businesses.

As a consequence we can use EC for a range of risk management activities. For example, we can use it to help us compare requirements in our ICAAP or to get a risk-adjusted comparison of income from different activities.

Regulatory capital – risk-weighted assets

The table below shows the proportion of our regulatory capital risk-weighted assets we held in different parts of our business at 31 December 2017 and 2016. It is split between credit, market and operational risk against which we hold regulatory capital.

LOGO

2017 compared to 2016

The distribution of risk across our business was broadly unchanged in the year. The largest category continued to be credit risk in Retail Banking, which accounted for most of our risk-weighted assets. This reflects our business strategy and balance sheet. Market risk arises primarily as part of our trading book activities in Global Corporate Banking. Our operational risk capital requirements remained small and were concentrated in our Retail Banking activities.